Intangible assets, net (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 10,685
2025	5,712
Total	$ 16,397	$ 28,164